Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table presents the calculation of basic and diluted earnings per share for the three months ended March 31, 2014 and 2013 (amounts in thousands, except share and per share data):

	Three Months Ended March 31,
	2014	2013
Earnings for basic and diluted earnings per common Class A share:
Net income attributable to RCS Capital Corporation	$3,792	$-
Less: Dividend equivalents on Restricted Stock	327	-
Net income attributable to Class A Shareholders	3,465	-
Shares:
Weighted average Class A common shares used in basic and diluted computation	15,566,830	N/A
Earnings per common Class A share:
Basic and diluted	$0.22	N/A

The following table presents the calculation of basic and dilutive earnings per share for the years ended December 31, 2013, 2012 and 2011(amounts in thousands):

	Year Ended December 31,
	2013	2012	2011
Earnings for basic and diluted earnings per common Class A share:
Net income	$98,350	$7,412	$3,742
Net income attributable to non-controlling interests	95,749	7,412	3,742
Net income attributable to common stockholders	$2,601	$-	$-
Shares:
Average Class A shares used in basic and diluted computation(1)	2,500,000	N/A	N/A
Earnings per common Class A share
Basic and diluted	$1.04	N/A	N/A
(1)	Reflects the 2,500,000 shares of Class A common stock offered in the IPO. Shares of Class B common stock were subject to a lockup pursuant to an agreement with the underwriter in connection with the IPO. The lock up period expired during the 3 months ended December 31, 2013; however, these shares were excluded from the computation of diluted net income per share computation because they were anti-dilutive.